Other Non-Current Liabilities - Schedule of Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Fractional ownership deposits	$ 47,140	$ 30,342
Other	0	0
Total non-current liabilities	$ 47,140	$ 30,342